UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Global SmallCap Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 - 06/30/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Global SmallCap                                              BLACKROCK
Fund, Inc.

ANNUAL REPORT | JUNE 30, 2008

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Portfolio Summary ........................................................     7
Financial Statements:
    Schedule of Investments ..............................................     8
    Statement of Assets and Liabilities ..................................    14
    Statement of Operations ..............................................    15
    Statements of Changes in Net Assets ..................................    16
Financial Highlights .....................................................    17
Notes to Financial Statements ............................................    20
Report of Independent Registered Public Accounting Firm ..................    26
Important Tax Information (Unaudited) ....................................    26
Disclosure of Investment Advisory Agreement and Subadvisory Agreement ....    27
Officers and Directors ...................................................    31
Additional Information ...................................................    35
Mutual Fund Family .......................................................    38


2          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the "Fed") has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns. As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed's bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008                                                        6-month    12-month
============================================================================================================
U.S. equities (S&P 500 Index)                                                            (11.91)%   (13.12)%
------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                              (9.37)%   (16.19)%
------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        (10.96)%   (10.61)%
------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                        1.13%      7.12%
------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                             0.02%      3.23%
------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)       (1.08)%    (1.74)%
------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund significantly outperformed both the benchmark MSCI World Small Cap Index and the broader MSCI World Index for the 12-month period.

      What factors influenced performance?

o Global stock markets fell sharply during the last 12 months, beginning with the U.S. subprime mortgage debt-led credit crisis that started in July 2007. During the period, energy and food prices escalated in conjunction with a global economic slowdown. All of these factors pressured equities, and caused a 16.96% fall in the value of the benchmark MSCI World Small Cap Index. The poor equity environment also negatively impacted the Fund, but our strategy was very successful in protecting investor capital and delivering substantial outperformance versus the MSCI World Small Cap Index. The Fund outperformed the benchmark in nine of the 10 major sectors, with the strongest relative results coming from the consumer discretionary, industrials, financials and energy sectors. Stock selection in the large, developed markets of the United States, the United Kingdom and Canada also drove relative performance.

o Robust energy demand and rising energy costs boosted the fortunes of select industrials holdings, such as Vestas Wind Systems A/S (Denmark), The Shaw Group, Inc. (U.S.) and Marie Tecnimont SpA (Italy). In consumer discretionary, the Fund's specialty retail holdings appreciated despite a 35% decline in the benchmark's retail holdings. The greatest relative performance came from Game Group Plc (U.K.), Urban Outfitters, Inc. (U.S.) and The Children's Place Retail Stores (U.S.). The Fund's underweight in the challenged financials sector, combined with a focus on non-U.S. financials, also added value over the last 12 months. The Fund's overweight in the energy sector benefited relative performance, as this was the lone sector to rise within the benchmark. Stock selection in energy producers further boosted returns. Coal producers Alpha Natural Resources, Inc. (U.S.) and International Coal Group, Inc. (U.S.), and oil & gas exploration company Petrohawk Energy Corp. (U.S.) were the most notable contributors, all rising more than 100% over the period.

o Despite positive stock selection in the beverage industry, the consumer staples sector provided the Fund's only underperformance versus the benchmark. Several Fund holdings in the food products industry fell sharply, with the top detractors being Premier Foods Plc (U.K.) and Celestial Nutrifoods Ltd. (Bermuda). On a geographic basis, stock selection in Japan limited absolute and relative returns for the Fund.

      Describe recent portfolio activity.

o During the fiscal year, we significantly increased Fund investments in the energy sector, while we reduced the allocation to industrials and consumer discretionary. Geographically, we modestly increased Fund holdings in Europe, while lowering exposure to Asia.

      Describe Fund positioning at period-end.

o At period-end, the Fund held an overweight in the energy sector and significant underweights in industrials and financials. The Fund remains diversified globally, with notable underweights in Japan and the United States and a substantial overweight in emerging markets.

Expense Example

                                               Actual                                               Hypothetical 2
                        ------------------------------------------------------   ---------------------------------------------------
                           Beginning         Ending                                 Beginning        Ending
                         Account Value    Account Value      Expenses Paid        Account Value   Account Value     Expenses Paid
                        January 1, 2008   June 30, 2008   During the Period 1    January 1, 2008  June 30, 2008  During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional ........      $1,000           $951.40             $ 5.58            $1,000          $1,019.18           $ 5.77
Investor A ...........      $1,000           $949.90             $ 6.88            $1,000          $1,017.84           $ 7.12
Investor B ...........      $1,000           $946.40             $10.79            $1,000          $1,013.81           $11.17
Investor C ...........      $1,000           $946.20             $10.79            $1,000          $1,013.81           $11.17
Class R ..............      $1,000           $948.10             $ 9.01            $1,000          $1,015.65           $ 9.32
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.15% for Institutional, 1.42% for Investor A, 2.23% for Investor B, 2.23% for Investor C and 1.86% for Class R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the MSCI World Index and the MSCI World Small Cap Index. Values are from June 1998 through June 2008:

                                                                           MSCI
                                                        MSCI              World
             Institutional      Investor A             World          Small Cap
              Shares (1,2)    Shares (1,2)         Index (3)          Index (4)
6/98               $10,000         $ 9,475           $10,000            $10,000
6/99               $11,324         $10,699           $11,567            $10,140
6/00               $21,479         $20,250           $12,977            $12,121
6/01               $20,717         $19,484           $10,343            $11,674
6/02               $19,115         $17,929           $ 8,769            $11,429
6/03               $19,462         $18,212           $ 8,561            $11,609
6/04               $24,312         $22,692           $10,616            $16,509
6/05               $27,772         $25,861           $11,683            $19,016
6/06               $32,439         $30,131           $13,661            $23,082
6/07               $41,569         $38,503           $16,884            $28,075
6/08               $41,120         $37,980           $15,081            $23,313

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in a diversified portfolio of equity securities of small cap issuers located in various foreign countries and the United States.
3 This unmanaged market-capitalization weighted Index is comprised of a representative sampling of stocks of large-, medium- and small-capitalization companies in 23 countries, including the United States.
4 This unmanaged broad-based Index is comprised of small cap companies from 23 developed markets. Total return data for the Index is not available before 1999. Prior to 1999, returns shown are based on price return information available (that is, returns without the effect of reinvestment of distributions).

Performance Summary for the Period Ended June 30, 2008

                                                                         Average Annual Total Returns 1
                                                          -------------------------------------------------------------
                                                                 1 Year              5 Years          Since Inception**
                                                          ------------------   ------------------    ------------------
                                             6-Month      w/o sales  w/sales   w/o sales  w/sales    w/o sales  w/sales
                                          Total Returns    charge    charge     charge    charge      charge    charge
-----------------------------------------------------------------------------------------------------------------------
Institutional ...........................     (4.86)%      (1.08)%     --      16.14%        --       15.19%       --
Investor A ..............................     (5.01)       (1.36)   (6.54)%    15.83      14.59%      14.89     14.28%
Investor B ..............................     (5.36)       (2.14)   (5.89)     14.92      14.69       14.17     14.17
Investor C ..............................     (5.38)       (2.19)   (3.02)     14.91      14.91       13.99     13.99
Class R Shares ..........................     (5.19)       (1.77)      --      15.52         --       14.66        --
MSCI World Index ........................    (10.57)      (10.68)      --      11.99         --        4.19        --
MSCI World Small Cap Index ..............     (8.98)      (16.96)      --      14.96         --          --        --
-----------------------------------------------------------------------------------------------------------------------

1 Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares made within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on January 1, 2008 and held through June 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

Portfolio Summary

As of June 30, 2008

Ten Largest Holdings                                  Country of      Percent of
(Equity Investments)                                    Origin        Net Assets
--------------------------------------------------------------------------------
Complete Production Services, Inc. .............    United States         1%
Nordson Corp. ..................................    United States         1
Vestas Wind Systems A/S ........................    Denmark               1
Hikma Pharmaceuticals Plc ......................    United Kingdom        1
Activision, Inc. ...............................    United States         1
Swiss Life Holding .............................    Switzerland           1
Intertek Group Plc .............................    United Kingdom        1
Polycom, Inc. ..................................    United States         1
International Coal Group, Inc. .................    United States         1
Microsemi Corp. ................................    United States         1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Five Largest Industries                                               Percent of
(Equity Investments)                                                  Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ..........................................    11%
Energy Equipment & Services ..........................................     5
Insurance ............................................................     5
Metals & Mining ......................................................     4
Commercial Services & Supplies .......................................     4
--------------------------------------------------------------------------------
      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

--------------------------------------------------------------------------------
                                                                      Percent of
Geographic Allocation                                      Long-Term Investments
--------------------------------------------------------------------------------
United States ........................................................    43%
United Kingdom .......................................................    10
Japan ................................................................     7
Canada ...............................................................     6
Australia ............................................................     4
France ...............................................................     3
Italy ................................................................     3
Norway ...............................................................     2
Germany ..............................................................     2
Denmark ..............................................................     2
Singapore ............................................................     2
Switzerland ..........................................................     2
Israel ...............................................................     1
Sweden ...............................................................     1
Indonesia ............................................................     1
Finland ..............................................................     1
Hong Kong ............................................................     1
Brazil ...............................................................     1
Philippines ..........................................................     1
India ................................................................     1
Ireland ..............................................................     1
Mexico ...............................................................     1
Spain ................................................................     1
South Korea ..........................................................     1
Bermuda ..............................................................     1
Greece ...............................................................     1
--------------------------------------------------------------------------------


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          7

Schedule of Investments June 30, 2008
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Australia -- 3.9%
Capital Markets -- 0.1%
Platinum Asset Management Ltd.                         534,858   $    1,594,813
-------------------------------------------------------------------------------
Food & Staples Retailing -- 0.9%
ABB Grain Ltd.                                       1,398,500       11,119,538
-------------------------------------------------------------------------------
Metals & Mining -- 1.6%
Kagara Ltd.                                          2,101,400        9,216,887
MacArthur Coal Ltd.                                    740,400       11,951,202
                                                                 --------------
                                                                     21,168,089
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.7%
Energy Resources of Australia Ltd.                     345,800        7,597,283
Paladin Resources Ltd. (a)                             320,300        1,955,614
                                                                 --------------
                                                                      9,552,897
-------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 0.6%
CFS Retail Property Trust                            4,737,038        8,404,531
-------------------------------------------------------------------------------
Total Common Stocks in Australia                                     51,839,868
===============================================================================
Belgium -- 0.1%
Diversified Financial Services -- 0.1%
Ackermans & Van Haaren NV                               15,500        1,566,396
-------------------------------------------------------------------------------
Total Common Stocks in Belgium                                        1,566,396
===============================================================================
Bermuda -- 0.5%
Capital Markets -- 0.4%
Lazard Ltd. Class A                                    166,400        5,682,560
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.1%
C C Land Holdings Ltd.                               2,652,700        1,651,488
-------------------------------------------------------------------------------
Total Common Stocks in Bermuda                                        7,334,048
===============================================================================
Brazil -- 0.8%
Health Care Providers & Services -- 0.2%
OdontoPrev SA                                          120,000        3,069,054
-------------------------------------------------------------------------------
Transportation Infrastructure -- 0.6%
Santos Brasil Participacoes SA                         527,400        7,596,323
-------------------------------------------------------------------------------
Total Common Stocks in Brazil                                        10,665,377
===============================================================================
Canada -- 5.7%
Biotechnology -- 0.9%
DiagnoCure, Inc. (a)(b)                              4,106,980       12,042,630
-------------------------------------------------------------------------------
Electric Utilities -- 0.8%
Emera, Inc.                                            511,300       11,567,805
-------------------------------------------------------------------------------
Energy Equipment & Services -- 0.7%
North American Energy Partners, Inc. (a)               435,900        9,450,312
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 0.2%
Great Canadian Gaming Corp. (a)                        251,200        2,236,830
-------------------------------------------------------------------------------
Metals & Mining -- 1.4%
Agnico-Eagle Mines Ltd.                                147,400       10,962,138
Eldorado Gold Corp. (a)                                546,100        4,653,927
FNX Mining Co., Inc. (a)                               132,000        3,119,741
                                                                 --------------
                                                                     18,735,806
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 1.7%
Baytex Energy Trust                                    306,000       10,440,071
InterOil Corp. (a)(c)                                   89,100        2,619,540
Keyera Facilities Income Fund                          443,100        9,625,051
                                                                 --------------
                                                                     22,684,662
-------------------------------------------------------------------------------
Total Common Stocks in Canada                                        76,718,045
===============================================================================
Cayman Islands -- 0.0%
Personal Products -- 0.0%
Ming Fai International Holdings Ltd.                 1,864,500          417,501
-------------------------------------------------------------------------------
Total Common Stocks in the Cayman Islands                               417,501
===============================================================================
China -- 0.4%
Transportation Infrastructure -- 0.4%
Shenzhen Expressway Co. Ltd.                         8,544,700        5,009,973
-------------------------------------------------------------------------------
Total Common Stocks in China                                          5,009,973
===============================================================================
Denmark -- 1.9%
Electrical Equipment -- 1.1%
Vestas Wind Systems A/S (a)                            116,266       15,137,480
-------------------------------------------------------------------------------
Food Products -- 0.2%
Danisco A/S                                             45,000        2,885,080
-------------------------------------------------------------------------------
Insurance -- 0.6%
TrygVesta A/S                                          102,915        7,264,019
-------------------------------------------------------------------------------
Total Common Stocks in Denmark                                       25,286,579
===============================================================================
Finland -- 0.9%
Metals & Mining -- 0.5%
Rautaruukki Oyj                                        145,700        6,613,875
-------------------------------------------------------------------------------
Multiline Retail -- 0.4%
Stockmann AB 'B' (c)                                   133,995        5,164,500
-------------------------------------------------------------------------------
Total Common Stocks in Finland                                       11,778,375
===============================================================================
France -- 2.5%
Food Products -- 0.6%
Bonduelle SA                                            69,500        7,757,699
-------------------------------------------------------------------------------
Insurance -- 0.6%
Scor SE                                                352,520        8,026,870
-------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.3%
Trigano SA                                             154,832        3,422,982
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.5%
Eurofins Scientific SA                                  85,525        7,182,576
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.5%
Etablissements Maurel et Prom                          295,800        6,971,876
-------------------------------------------------------------------------------
Total Common Stocks in France                                        33,362,003
===============================================================================
Germany -- 2.0%
Biotechnology -- 0.1%
Paion AG (a)                                           493,786          840,478
-------------------------------------------------------------------------------
Industrial Conglomerates -- 0.9%
Rheinmetall AG                                         156,900       11,325,823
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.7%
Gerresheimer AG                                        195,500        9,964,440
-------------------------------------------------------------------------------
Media -- 0.1%
CTS Eventim AG                                          33,362        1,337,961
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.1%
Petrotec AG (a)                                        376,100        1,599,046
-------------------------------------------------------------------------------
Specialty Retail -- 0.1%
Praktiker Bau- und Heimwerkermaerkte AG                 77,500        1,637,778
-------------------------------------------------------------------------------
Total Common Stocks in Germany                                       26,705,526
===============================================================================

See Notes to Financial Statements.


8          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Greece -- 0.5%
Hotels, Restaurants & Leisure -- 0.5%
Intralot SA -- Integrated Lottery Systems & Services   419,000   $    7,198,317
-------------------------------------------------------------------------------
Total Common Stocks in Greece                                         7,198,317
===============================================================================
Hong Kong -- 0.8%
Chemicals -- 0.2%
Sinofert Holdings Ltd.                               3,677,400        2,856,488
-------------------------------------------------------------------------------
Consumer Finance -- 0.1%
Public Financial Holdings Ltd.                       2,170,100        1,428,335
-------------------------------------------------------------------------------
Industrial Conglomerates -- 0.2%
Melco International Development Ltd.                 3,070,600        2,950,952
-------------------------------------------------------------------------------
Media -- 0.3%
Clear Media Ltd. (a)                                 4,052,000        3,532,434
-------------------------------------------------------------------------------
Total Common Stocks in Hong Kong                                     10,768,209
===============================================================================
India -- 0.7%
Chemicals -- 0.3%
United Phosphorus Ltd. (a)                             600,300        3,941,566
-------------------------------------------------------------------------------
Multiline Retail -- 0.2%
Pantaloon Retail India Ltd.                            397,630        3,258,618
-------------------------------------------------------------------------------
Pharmaceuticals -- 0.2%
Cipla Ltd.                                             494,300        2,436,070
-------------------------------------------------------------------------------
Total Common Stocks in India                                          9,636,254
===============================================================================
Indonesia -- 0.9%
Industrial Conglomerates -- 0.5%
Bakrie and Brothers Tbk PT (a)                     121,370,050        6,994,755
-------------------------------------------------------------------------------
Media -- 0.3%
Surya Citra Media Tbk PT                            40,895,600        4,160,654
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.1%
Indika Energy Tbk PT (a)                             3,324,000        1,180,705
-------------------------------------------------------------------------------
Total Common Stocks in Indonesia                                     12,336,114
===============================================================================
Ireland -- 0.7%
Airlines -- 0.7%
Ryanair Holdings Plc (a)(c)(d)                         333,546        9,562,764
-------------------------------------------------------------------------------
Total Common Stocks in Ireland                                        9,562,764
===============================================================================
Israel -- 1.2%
Chemicals -- 0.6%
Frutarom                                               935,300        8,368,754
-------------------------------------------------------------------------------
Communications Equipment -- 0.6%
NICE Systems Ltd. (a)(d)                               257,700        7,620,189
-------------------------------------------------------------------------------
Total Common Stocks in Israel                                        15,988,943
===============================================================================
Italy -- 2.4%
Commercial Banks -- 0.3%
Credito Emiliano SpA                                   418,600        3,664,730
-------------------------------------------------------------------------------
Construction & Engineering -- 1.4%
Astaldi SpA                                            951,006        7,827,028
Marie Tecnimont SpA                                  1,600,400       10,636,690
                                                                 --------------
                                                                     18,463,718
-------------------------------------------------------------------------------
Insurance -- 0.3%
Milano Assicurazioni SpA                               872,000        4,480,360
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.4%
ERG SpA                                                244,700        5,831,584
-------------------------------------------------------------------------------
Total Common Stocks in Italy                                         32,440,392
===============================================================================
Japan -- 6.1%
Auto Components -- 0.7%
Koito Manufacturing Co. Ltd.                           654,500        9,098,889
-------------------------------------------------------------------------------
Commercial Banks -- 0.2%
Fukuoka Financial Group, Inc.                          568,000        2,567,668
-------------------------------------------------------------------------------
Diversified Financial Services -- 0.4%
Osaka Securities Exchange Co. Ltd.                       1,275        5,379,012
-------------------------------------------------------------------------------
Food Products -- 0.4%
Hokuto Corp.                                            85,500        2,070,532
Toyo Suisan Kaisha, Ltd.                               118,400        2,679,698
                                                                 --------------
                                                                      4,750,230
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 0.2%
Fujirebio, Inc.                                        141,500        3,390,064
-------------------------------------------------------------------------------
Household Durables -- 0.6%
Alpine Electronics, Inc.                               376,600        3,980,981
PanaHome Corp.                                         603,000        3,474,016
                                                                 --------------
                                                                      7,454,997
-------------------------------------------------------------------------------
Insurance -- 0.7%
Aioi Insurance Co., Ltd.                             1,700,300        9,077,384
-------------------------------------------------------------------------------
Machinery -- 0.8%
Hisaka Works Ltd.                                      501,100       10,664,957
-------------------------------------------------------------------------------
Media -- 0.4%
Jupiter Telecommunications Co., Ltd.                     7,835        6,077,889
-------------------------------------------------------------------------------
Multiline Retail -- 0.3%
Don Quijote Co. Ltd.                                   215,800        3,958,808
-------------------------------------------------------------------------------
Pharmaceuticals -- 0.7%
Tsumura & Co.                                          358,000        9,218,026
-------------------------------------------------------------------------------
Real Estate Management &
Development -- 0.4%
Tokyu Land Corp.                                     1,023,635        5,828,803
-------------------------------------------------------------------------------
Specialty Retail -- 0.3%
Yamada Denki Co., Ltd.                                  58,830        4,191,535
-------------------------------------------------------------------------------
Total Common Stocks in Japan                                         81,658,262
===============================================================================
Malaysia -- 0.3%
Airlines -- 0.3%
AirAsia Bhd (a)                                     14,274,700        3,809,888
-------------------------------------------------------------------------------
Total Common Stocks in Malaysia                                       3,809,888
===============================================================================
Mexico -- 0.7%
Beverages -- 0.7%
Embotelladoras Arca, SA de CV                        2,553,600        9,404,130
-------------------------------------------------------------------------------
Total Common Stocks in Mexico                                         9,404,130
===============================================================================
Netherlands -- 0.3%
Food Products -- 0.3%
CSM NV                                                 122,600        4,272,569
-------------------------------------------------------------------------------
Total Common Stocks in the Netherlands                                4,272,569
===============================================================================

See Notes to Financial Statements.


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          9

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
Norway -- 2.1%
Communications Equipment -- 0.7%
Tandberg ASA                                           590,500   $    9,647,565
-------------------------------------------------------------------------------
Energy Equipment & Services -- 0.8%
Awilco Offshore ASA (a)(c)                             690,200        9,983,456
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.6%
Frontline Ltd.                                         117,400        8,239,863
-------------------------------------------------------------------------------
Total Common Stocks in Norway                                        27,870,884
===============================================================================
Philippines -- 0.7%
Commercial Banks -- 0.3%
Bank of the Philippine Islands                       4,495,720        4,295,629
-------------------------------------------------------------------------------
Water Utilities -- 0.4%
Manila Water Co., Inc.                              13,184,500        5,345,565
-------------------------------------------------------------------------------
Total Common Stocks in the Philippines                                9,641,194
===============================================================================
Singapore -- 1.5%
Capital Markets -- 0.2%
Cityspring Infrastructure Trust                      6,291,300        3,514,305
-------------------------------------------------------------------------------
Food & Staples Retailing -- 0.8%
Olam International Ltd.                              5,792,140       10,332,006
-------------------------------------------------------------------------------
Real Estate Management &
Development -- 0.2%
UOL Group Ltd.                                         934,600        2,332,225
-------------------------------------------------------------------------------
Trading Companies & Distributors -- 0.3%
Noble Group Ltd.                                     2,421,400        4,238,175
-------------------------------------------------------------------------------
Total Common Stocks in Singapore                                     20,416,711
===============================================================================
South Africa -- 0.3%
Food & Staples Retailing -- 0.3%
Massmart Holdings Ltd.                                 480,250        3,771,728
-------------------------------------------------------------------------------
Total Common Stocks in South Africa                                   3,771,728
===============================================================================
South Korea -- 0.6%
Hotels, Restaurants & Leisure -- 0.6%
Kangwon Land, Inc.                                     349,542        7,644,019
-------------------------------------------------------------------------------
Total Common Stocks in South Korea                                    7,644,019
===============================================================================
Spain -- 0.7%
Pharmaceuticals -- 0.7%
Laboratorios Farmaceuticos Rovi SA (a)                 590,200        8,749,141
-------------------------------------------------------------------------------
Total Common Stocks in Spain                                          8,749,141
===============================================================================
Sweden -- 1.0%
Oil, Gas & Consumable Fuels -- 0.5%
Lundin Petroleum AB (a)                                461,900        6,796,954
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.5%
Millicom International Cellular SA (d)                  63,200        6,506,117
-------------------------------------------------------------------------------
Total Common Stocks in Sweden                                        13,303,071
===============================================================================
Switzerland -- 1.5%
Insurance -- 1.1%
Swiss Life Holding                                      53,012       14,102,227
-------------------------------------------------------------------------------
Specialty Retail -- 0.4%
Dufry Group                                             61,550        5,638,371
-------------------------------------------------------------------------------
Total Common Stocks in Switzerland                                   19,740,598
===============================================================================
Taiwan -- 0.3%
Commercial Banks -- 0.3%
SinoPac Financial Holdings Co., Ltd.                 7,798,000        3,374,922
-------------------------------------------------------------------------------
Total Common Stocks in Taiwan                                         3,374,922
===============================================================================
Thailand -- 0.4%
Consumer Finance -- 0.3%
Tisco Bank PCL (d)                                   6,545,400        3,918,837
-------------------------------------------------------------------------------
Marine -- 0.1%
Mermaid Maritime PCL (a)                             1,520,100        1,501,075
-------------------------------------------------------------------------------
Total Common Stocks in Thailand                                       5,419,912
===============================================================================
United Kingdom -- 8.8%
Aerospace & Defense -- 0.9%
QinetiQ Plc                                          2,901,800       11,877,612
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 1.8%
Cape Plc (a)                                           827,600        4,606,372
Group 4 Securicor Plc                                1,733,397        6,962,387
Intertek Group Plc                                     677,900       13,278,330
                                                                 --------------
                                                                     24,847,089
-------------------------------------------------------------------------------
Energy Equipment & Services -- 0.3%
Amec Plc                                               240,400        4,236,140
-------------------------------------------------------------------------------
Food Products -- 0.1%
Premier Foods Plc                                      502,500          948,463
-------------------------------------------------------------------------------
Insurance -- 0.7%
Amlin Plc                                            1,799,615        8,937,176
-------------------------------------------------------------------------------
Metals & Mining -- 0.3%
Aricom Plc (a)                                       1,115,500        1,794,912
Central African Mining & Exploration Co. Plc (a)     1,828,100        2,012,779
                                                                 --------------
                                                                      3,807,691
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 2.3%
Afren Plc (a)                                        3,471,927       11,660,870
Dragon Oil Plc (a)                                     461,529        4,192,831
Premier Oil Plc (a)                                    157,900        5,164,320
Sibir Energy Plc                                       640,500       10,350,840
                                                                 --------------
                                                                     31,368,861
-------------------------------------------------------------------------------
Pharmaceuticals -- 1.1%
Hikma Pharmaceuticals Plc                            1,465,800       14,657,920
-------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 0.5%
Derwent Valley Holdings Plc                            137,239        2,743,682
Great Portland Estates Plc                             526,450        3,532,746
                                                                 --------------
                                                                      6,276,428
-------------------------------------------------------------------------------
Specialty Retail -- 0.8%
Game Group Plc                                       1,437,191        8,290,047
Kesa Electricals Plc                                   990,500        3,103,667
                                                                 --------------
                                                                     11,393,714
-------------------------------------------------------------------------------
Total Common Stocks in the United Kingdom                           118,351,094
===============================================================================
United States -- 38.5%
Biotechnology -- 0.0%
Allos Therapeutics, Inc. (a)                            74,836          517,117
-------------------------------------------------------------------------------

See Notes to Financial Statements.


10          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
United States (continued)
Capital Markets -- 0.8%
Affiliated Managers Group, Inc. (a)                     30,700   $    2,764,842
Stifel Financial Corp. (a)(c)                          236,377        8,129,005
                                                                 --------------
                                                                     10,893,847
-------------------------------------------------------------------------------
Chemicals -- 1.2%
Celanese Corp. Series A                                204,700        9,346,602
Hercules, Inc.                                         378,600        6,409,698
                                                                 --------------
                                                                     15,756,300
-------------------------------------------------------------------------------
Commercial Banks -- 1.1%
BancorpSouth, Inc. (c)                                  64,400        1,126,356
Cullen/Frost Bankers, Inc.                             206,500       10,294,025
Glacier Bancorp, Inc. (c)                              213,900        3,420,261
                                                                 --------------
                                                                     14,840,642
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 1.9%
Covanta Holding Corp. (a)                              358,250        9,561,692
EnergySolutions, Inc.                                  338,000        7,554,300
FTI Consulting, Inc. (a)                               116,900        8,002,974
                                                                 --------------
                                                                     25,118,966
-------------------------------------------------------------------------------
Communications Equipment -- 1.4%
Emulex Corp. (a)                                       474,450        5,527,342
Polycom, Inc. (a)                                      528,400       12,871,824
                                                                 --------------
                                                                     18,399,166
-------------------------------------------------------------------------------
Computers & Peripherals -- 0.2%
Stratasys, Inc. (a)(c)                                 171,902        3,173,311
-------------------------------------------------------------------------------
Construction & Engineering -- 0.4%
The Shaw Group, Inc. (a)                                83,900        5,184,181
-------------------------------------------------------------------------------
Containers & Packaging -- 1.1%
Packaging Corp. of America (c)                         334,000        7,184,340
Pactiv Corp. (a)                                       342,800        7,277,644
                                                                 --------------
                                                                     14,461,984
-------------------------------------------------------------------------------
Distributors -- 0.7%
LKQ Corp. (a)                                          547,063        9,885,428
-------------------------------------------------------------------------------
Electrical Equipment -- 0.1%
Polypore International, Inc. (a)                        63,000        1,595,790
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.6%
Mercury Computer Systems, Inc. (a)                     167,850        1,263,911
Vishay Intertechnology, Inc. (a)                       683,400        6,061,758
                                                                 --------------
                                                                      7,325,669
-------------------------------------------------------------------------------
Energy Equipment & Services -- 2.9%
Complete Production Services, Inc. (a)                 437,100       15,919,182
Dril-Quip, Inc. (a)                                     31,500        1,984,500
Patterson-UTI Energy, Inc.                             331,300       11,940,052
Rowan Cos., Inc. (c)                                   204,100        9,541,675
                                                                 --------------
                                                                     39,385,409
-------------------------------------------------------------------------------
Food Products -- 0.4%
Smithfield Foods, Inc. (a)(c)                          240,500        4,781,140
-------------------------------------------------------------------------------
Gas Utilities -- 0.2%
UGI Corp.                                              106,900        3,069,099
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 1.2%
Immucor, Inc. (a)                                      221,000        5,719,480
Merit Medical Systems, Inc. (a)                        660,500        9,709,350
                                                                 --------------
                                                                     15,428,830
-------------------------------------------------------------------------------
Health Care Providers & Services -- 1.2%
Chindex International Inc. (a)                         359,450        5,273,131
HMS Holdings Corp. (a)                                  99,700        2,140,559
IPC The Hospitalist Co., Inc. (a)                      122,200        2,299,804
Kindred Healthcare, Inc. (a)                           211,800        6,091,368
                                                                 --------------
                                                                     15,804,862
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 0.4%
BJ's Restaurants, Inc. (a)                             171,700        1,670,641
The Cheesecake Factory, Inc. (a)(c)                     31,175          495,994
Melco Crown Entertainment Ltd. (a)(d)                  277,800        2,589,096
                                                                 --------------
                                                                      4,755,731
-------------------------------------------------------------------------------
Independent Power Producers & Energy
Traders -- 0.1%
Synthesis Energy Systems, Inc. (a)                     207,800        1,872,278
-------------------------------------------------------------------------------
Insurance -- 0.5%
Reinsurance Group of America, Inc.                     139,900        6,088,448
-------------------------------------------------------------------------------
Internet & Catalog Retail -- 0.2%
Shutterfly, Inc. (a)(c)                                160,950        1,965,200
-------------------------------------------------------------------------------
Internet Software & Services -- 1.8%
ComScore, Inc. (a)                                     149,700        3,266,454
Digital River, Inc. (a)                                201,700        7,781,586
j2 Global Communications, Inc. (a)(c)                  284,700        6,548,100
SupportSoft, Inc. (a)                                1,937,200        6,295,900
                                                                 --------------
                                                                     23,892,040
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.8%
eResearch Technology, Inc. (a)                         603,900       10,532,016
-------------------------------------------------------------------------------
Machinery -- 2.4%
Commercial Vehicle Group, Inc. (a)                     712,800        6,664,680
IDEX Corp. (c)                                         255,600        9,416,304
Nordson Corp. (c)                                      210,100       15,314,189
                                                                 --------------
                                                                     31,395,173
-------------------------------------------------------------------------------
Media -- 0.5%
Marvel Entertainment, Inc. (a)(c)                      197,850        6,358,899
-------------------------------------------------------------------------------
Metals & Mining -- 0.6%
Cleveland-Cliffs, Inc.                                  20,800        2,479,152
Steel Dynamics, Inc. (c)                               156,100        6,098,827
                                                                 --------------
                                                                      8,577,979
-------------------------------------------------------------------------------
Multi-Utilities -- 0.2%
Vectren Corp.                                           95,200        2,971,192
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 4.3%
Alpha Natural Resources, Inc. (a)                       95,100        9,917,979
International Coal Group, Inc. (a)(c)                  983,800       12,838,590
Linn Energy LLC                                        244,000        6,063,400
PetroHawk Energy Corp. (a)                             265,400       12,290,674
Stone Energy Corp. (a)(c)                              151,900       10,011,729
Swift Energy Co. (a)                                   104,500        6,903,270
                                                                 --------------
                                                                     58,025,642
-------------------------------------------------------------------------------

See Notes to Financial Statements.


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          11

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
===============================================================================
United States (concluded)
Pharmaceuticals -- 0.2%
Vivus, Inc. (a)                                        318,200   $    2,125,576
-------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 1.4%
Douglas Emmett, Inc. (c)                               269,100        5,912,127
Tanger Factory Outlet Centers, Inc. (c)                218,000        7,832,740
Ventas, Inc. (c)                                       123,200        5,244,624
                                                                 --------------
                                                                     18,989,491
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 3.3%
Integrated Device Technology, Inc. (a)               1,055,550       10,492,167
Intersil Corp. Class A                                 398,400        9,689,088
Microsemi Corp. (a)(c)                                 503,900       12,688,202
MoSys, Inc. (a)(c)                                     687,050        3,373,416
Zoran Corp. (a)                                        681,400        7,972,380
                                                                 --------------
                                                                     44,215,253
-------------------------------------------------------------------------------
Software -- 3.5%
Activision, Inc. (a)                                   422,417       14,391,747
Mentor Graphics Corp. (a)                              652,100       10,303,180
Sybase, Inc. (a)(c)                                    427,925       12,589,554
Symyx Technologies Inc. (a)                            102,319          714,187
THQ, Inc. (a)(c)                                       453,700        9,191,962
                                                                 --------------
                                                                     47,190,630
-------------------------------------------------------------------------------
Specialty Retail -- 1.3%
Abercrombie & Fitch Co. Class A                        140,750        8,822,210
Urban Outfitters, Inc. (a)                             290,250        9,052,898
                                                                 --------------
                                                                     17,875,108
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.6%
Liz Claiborne, Inc.                                    153,900        2,177,685
Phillips-Van Heusen Corp.                              169,900        6,221,738
Polo Ralph Lauren Corp.                                  2,050          128,699
                                                                 --------------
                                                                      8,528,122
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 0.2%
FirstFed Financial Corp. (a)(c)                         89,100          716,364
People's United Financial, Inc.                        124,374        1,940,234
                                                                 --------------
                                                                      2,656,598
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.8%
SBA Communications Corp. Class A (a)(c)                303,500       10,929,035
-------------------------------------------------------------------------------
Total Common Stocks in the United States                            514,566,152
===============================================================================
Total Common Stocks -- 89.7%                                      1,200,608,959
===============================================================================
===============================================================================

Exchange-Traded Funds
===============================================================================
United States -- 0.3%
KBW Regional Banking (c)                               148,200        3,927,300
-------------------------------------------------------------------------------
Total Exchange-Traded Funds -- 0.3%                                   3,927,300
===============================================================================
Total Long-Term Investments
(Cost -- $1,052,151,218) -- 90.0%                                 1,204,536,259
===============================================================================
===============================================================================

                                                    Beneficial
                                                      Interest
Short-Term Securities                                    (000)
===============================================================================
BlackRock Liquidity Series, LLC
  Cash Sweep Series, 2.56% (e)(f)                     $149,595      149,595,217
BlackRock Liquidity Series, LLC
  Money Market Series, 2.70% (e)(f)(g)                 172,882      172,881,825
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $322,477,042) -- 24.1%                                     322,477,042
===============================================================================
===============================================================================

Options Purchased                                    Contracts
===============================================================================
Put Options Purchased
PetroHawk Energy Corp., expiring July 2008
  at $35                                                 2,059           51,475
-------------------------------------------------------------------------------
Total Options Purchased
(Cost -- $269,213) -- 0.0%                                               51,475
===============================================================================
Total Investments Before Options Written
(Cost -- $1,374,897,473*) -- 114.1%                               1,527,064,776
===============================================================================
===============================================================================

Options Written
===============================================================================
Call Options Written
Alpha Natural Resources, Inc., expiring
  September 2008 at $55                                    592       (2,971,840)
International Coal Group, Inc., expiring July 2008
  at $8.50, Broker UBS Warburg                           2,213       (1,013,067)
-------------------------------------------------------------------------------
Total Options Written
(Premiums Received -- $2,808,881) -- (0.3)%                          (3,984,907)
===============================================================================
Total Investments,
Net of Options Written -- 113.8%                                  1,523,079,869

Liabilities in Excess of Other Assets -- (13.8)%                   (134,748,364)
                                                                 --------------
Net Assets -- 100.0%                                             $1,338,331,505
                                                                 ==============


See Notes to Financial Statements.


12          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

Schedule of Investments (concluded)

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................    $ 1,381,214,735
                                                                ===============
      Gross unrealized appreciation ........................    $   235,243,581
      Gross unrealized depreciation ........................        (89,393,540)
                                                                ---------------
      Net unrealized appreciation ..........................    $   145,850,041
                                                                ===============

(a)   Non-income producing security.
(b) Investments in companies (whereby the Fund held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                            Purchase        Sales       Realized        Dividend
      Affiliate               Cost          Cost         Losses          Income
      --------------------------------------------------------------------------
      DiagnoCure, Inc.     $2,635,529        --            --              --
      --------------------------------------------------------------------------

(c)   Security, or a portion of security, is on loan.
(d)   Depositary receipts.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net
                                                    Activity          Interest
      Affiliate                                       (000)            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                           $114,050          $3,032,013
      BlackRock Liquidity Series, LLC
        Money Market Series                         $(62,277)         $1,007,492
      --------------------------------------------------------------------------

(f)   Represents the current yield as of report date.
(g)   Security was purchased with the cash proceeds from securities loans.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

See Notes to Financial Statements.


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          13

Statement of Assets and Liabilities

June 30, 2008
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (including securities loaned of $165,584,501) (cost -- $1,038,591,178) ....    $ 1,192,545,104
Investments at value -- affiliated (cost -- $336,306,295) ......................................................        334,519,672
Investments sold receivable ....................................................................................          4,987,302
Foreign currency at value (cost -- $3,211,578) .................................................................          3,365,571
Investments sold receivable -- affiliates ......................................................................          2,641,753
Dividends receivable ...........................................................................................          2,517,548
Capital shares sold receivable .................................................................................          1,484,201
Securities lending income receivable ...........................................................................            100,595
Prepaid expenses ...............................................................................................             56,337
Other assets ...................................................................................................             10,231
                                                                                                                    ---------------
Total assets ...................................................................................................      1,542,228,314
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Collateral at value -- securities loaned .......................................................................        172,881,825
Options written at value (premiums received -- $2,808,881) .....................................................          3,984,907
Bank overdraft .................................................................................................            759,537
Capital shares redeemed payable ................................................................................          2,909,434
Investments purchased payable ..................................................................................         19,300,552
Investments purchased payable -- affiliates ....................................................................          1,589,183
Investment advisory fees payable ...............................................................................            964,496
Distribution fees payable ......................................................................................            560,280
Other affiliates payable .......................................................................................            539,550
Officer's and Directors' fees payable ..........................................................................                886
Other accrued expenses payable .................................................................................            406,159
                                                                                                                    ---------------
Total liabilities ..............................................................................................        203,896,809
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets .....................................................................................................    $ 1,338,331,505
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.10 par value, 100,000,000 shares authorized ...........................................    $     1,635,178
Investor A Shares, $0.10 par value, 100,000,000 shares authorized ..............................................          1,370,521
Investor B Shares, $0.10 par value, 100,000,000 shares authorized ..............................................            396,487
Investor C Shares, $0.10 par value, 100,000,000 shares authorized ..............................................          2,089,691
Class R Shares, $0.10 par value, 100,000,000 shares authorized .................................................            199,635
Paid-in capital in excess of par ...............................................................................      1,094,663,595
Accumulated net investment loss ................................................................................         (4,990,744)
Accumulated net realized gain ..................................................................................         91,750,448
Net unrealized appreciation/depreciation .......................................................................        151,216,694
                                                                                                                    ---------------
Net assets .....................................................................................................    $ 1,338,331,505
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $399,801,796 and 16,351,783 shares outstanding .........................    $         24.45
                                                                                                                    ===============
Investor A -- Based on net assets of $330,282,117 and 13,705,207 shares outstanding ............................    $         24.10
                                                                                                                    ===============
Investor B -- Based on net assets of $91,692,520 and 3,964,870 shares outstanding ..............................    $         23.13
                                                                                                                    ===============
Investor C -- Based on net assets of $470,280,475 and 20,896,909 shares outstanding ............................    $         22.50
                                                                                                                    ===============
Class R -- Based on net assets of $46,274,597 and 1,996,345 shares outstanding .................................    $         23.18
                                                                                                                    ===============

See Notes to Financial Statements.


14          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

Statement of Operations

Year Ended June 30, 2008
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $1,366,820 foreign taxes withheld) .............................................................    $  17,891,952
Interest from affiliates .........................................................................................        3,032,013
Securities lending ...............................................................................................        1,007,492
                                                                                                                      -------------
Total income .....................................................................................................       21,931,457
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ..............................................................................................       11,833,547
Service -- Investor A ............................................................................................          829,645
Service and distribution -- Investor B ...........................................................................        1,117,682
Service and distribution -- Investor C ...........................................................................        4,984,151
Service and distribution -- Class R ..............................................................................          212,749
Transfer agent -- Institutional ..................................................................................          608,408
Transfer agent -- Investor A .....................................................................................          600,951
Transfer agent -- Investor B .....................................................................................          273,529
Transfer agent -- Investor C .....................................................................................        1,233,727
Transfer agent -- Class R ........................................................................................          150,241
Custodian ........................................................................................................          655,650
Accounting services ..............................................................................................          435,014
Printing .........................................................................................................          244,466
Registration .....................................................................................................          103,083
Professional .....................................................................................................           96,155
Officer and Directors ............................................................................................           52,692
Miscellaneous ....................................................................................................           79,004
                                                                                                                      -------------
Total expenses ...................................................................................................       23,510,694
                                                                                                                      -------------
Net investment loss ..............................................................................................       (1,579,237)
                                                                                                                      -------------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
    Investments ..................................................................................................      176,233,149
    Short sales ..................................................................................................          (30,556)
    Foreign currency .............................................................................................       (1,177,572)
    Options written ..............................................................................................       (2,635,529)
                                                                                                                      -------------
                                                                                                                        172,389,492
                                                                                                                      -------------
Net change in unrealized appreciation/depreciation on:
    Investments ..................................................................................................     (192,515,886)
    Options written ..............................................................................................       (1,176,026)
    Foreign currency .............................................................................................          812,268
                                                                                                                      -------------
                                                                                                                       (192,879,644)
                                                                                                                      -------------
Total realized and unrealized loss ...............................................................................      (20,490,152)
                                                                                                                      -------------
Net Decrease in Net Assets Resulting from Operations .............................................................    $ (22,069,389)
                                                                                                                      =============

See Notes to Financial Statements.


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          15

Statements of Changes in Net Assets

                                                                                                             Year Ended
                                                                                                              June 30,
                                                                                                -----------------------------------
Increase (Decrease) in Net Assets:                                                                    2008                2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss ........................................................................    $    (1,579,237)    $    (1,837,245)
Net realized gain ..........................................................................        172,389,492         175,693,594
Net change in unrealized appreciation/depreciation .........................................       (192,879,644)        141,442,395
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................        (22,069,389)        315,298,744
                                                                                                -----------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ..........................................................................         (4,405,764)                 --
    Investor A .............................................................................         (2,841,827)                 --
    Investor B .............................................................................                 --                  --
    Investor C .............................................................................         (1,109,414)                 --
    Class R ................................................................................           (267,273)                 --
Net realized gain:
    Institutional ..........................................................................        (62,293,067)        (40,429,799)
    Investor A .............................................................................        (50,446,159)        (33,550,312)
    Investor B .............................................................................        (18,489,459)        (15,643,247)
    Investor C .............................................................................        (80,433,774)        (50,778,855)
    Class R ................................................................................         (6,309,511)         (3,059,529)
                                                                                                -----------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ..........       (226,596,248)       (143,461,742)
                                                                                                -----------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from capital share transactions .........................        158,334,404          36,569,625
                                                                                                -----------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee .............................................................................             41,570              10,916
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ....................................................        (90,289,663)        208,417,543
Beginning of year ..........................................................................      1,428,621,168       1,220,203,625
                                                                                                -----------------------------------
End of year ................................................................................    $ 1,338,331,505     $ 1,428,621,168
                                                                                                ===================================
End of year undistributed (accumulated) net investment income (loss) .......................    $    (4,990,744)    $     4,319,909
                                                                                                ===================================

See Notes to Financial Statements.


16          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

Financial Highlights

                                                                     Institutional
                                           ----------------------------------------------------------------
                                                                  Year Ended June 30,
                                           ----------------------------------------------------------------
                                             2008          2007          2006          2005          2004
===========================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $  29.24      $  25.77      $  23.62      $  20.77      $  16.85
                                           ----------------------------------------------------------------
Net investment income 1 ...............        0.12          0.11          0.08          0.14          0.16
Net realized and unrealized gain (loss)       (0.30) 2       6.37 2        3.79 2        2.79 2        4.01
                                           ----------------------------------------------------------------
Net increase (decrease) from
  investment operations ...............       (0.18)         6.48          3.87          2.93          4.17
                                           ----------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............       (0.32)           --         (0.03)        (0.08)        (0.25)
    Net realized gain .................       (4.29)        (3.01)        (1.69)           --            --
                                           ----------------------------------------------------------------
Total dividends and distributions .....       (4.61)        (3.01)        (1.72)        (0.08)        (0.25)
                                           ----------------------------------------------------------------
Net asset value, end of year ..........    $  24.45      $  29.24      $  25.77      $  23.62      $  20.77
                                           ================================================================
===========================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------
Based on net asset value ..............       (1.08)%       28.15%        16.80%        14.23%        24.92%
                                           ================================================================
===========================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------
Total expenses ........................        1.12%         1.15%         1.22%         1.17%         1.19%
                                           ================================================================
Net investment income .................        0.46%         0.42%         0.31%         0.63%         0.81%
                                           ================================================================
===========================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $399,802      $411,767      $352,779      $426,718      $319,509
                                           ================================================================
Portfolio turnover ....................          97%           95%           96%           97%          181%
                                           ================================================================

                                                                      Investor A
                                           ----------------------------------------------------------------
                                                                  Year Ended June 30,
                                           ----------------------------------------------------------------
                                             2008          2007          2006          2005          2004
===========================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $  28.85      $  25.50      $  23.39      $  20.59      $  16.70
                                           ----------------------------------------------------------------
Net investment income 1 ...............        0.05          0.04          0.02          0.09          0.10
Net realized and unrealized gain (loss)       (0.30) 2       6.29 2        3.75 2        2.77 2        3.98
                                           ----------------------------------------------------------------
Net increase (decrease) from
  investment operations ...............       (0.25)         6.33          3.77          2.86          4.08
                                           ----------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............       (0.25)           --            --         (0.06)        (0.19)
    Net realized gain .................       (4.25)        (2.98)        (1.66)           --            --
                                           ----------------------------------------------------------------
Total dividends and distributions .....       (4.50)        (2.98)        (1.66)        (0.06)        (0.19)
                                           ----------------------------------------------------------------
Net asset value, end of year ..........    $  24.10      $  28.85      $  25.50      $  23.39      $  20.59
                                           ================================================================
===========================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------
Based on net asset value ..............       (1.36)%       27.78%        16.51%        13.96%        24.60%
                                           ================================================================
===========================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------
Total expenses ........................        1.40%         1.42%         1.46%         1.42%         1.45%
                                           ================================================================
Net investment income .................        0.19%         0.15%         0.09%         0.39%         0.48%
                                           ================================================================
===========================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $330,282      $334,022      $282,971      $218,687      $160,373
                                           ================================================================
Portfolio turnover ....................          97%           95%           96%           97%          181%
                                           ================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Total investment returns exclude the effects of any sales charges.

See Notes to Financial Statements.


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          17

                                                                      Investor B
                                           ----------------------------------------------------------------
                                                                  Year Ended June 30,
                                           ----------------------------------------------------------------
                                             2008          2007          2006          2005          2004
===========================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $  27.71      $  24.67      $  22.76      $  20.12      $  16.30
                                           ----------------------------------------------------------------
Net investment loss 1 .................       (0.17)        (0.16)        (0.18)        (0.09)        (0.06)
Net realized and unrealized gain (loss)       (0.27) 2       6.06 2        3.65 2        2.73 2        3.90
                                           ----------------------------------------------------------------
Net increase (decrease) from
  investment operations ...............       (0.44)         5.90          3.47          2.64          3.84
                                           ----------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............          --            --            --            --         (0.02)
    Net realized gain .................       (4.14)        (2.86)        (1.56)           --            --
                                           ----------------------------------------------------------------
Total dividends and distributions .....       (4.14)        (2.86)        (1.56)           --         (0.02)
                                           ----------------------------------------------------------------
Net asset value, end of year ..........    $  23.13      $  27.71      $  24.67      $  22.76      $  20.12
                                           ================================================================
===========================================================================================================
Total Investment Return 4
-----------------------------------------------------------------------------------------------------------
Based on net asset value ..............       (2.14)%       26.79%        15.60%        13.12%        23.55%
                                           ================================================================
===========================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------
Total expenses ........................        2.21%         2.21%         2.24%         2.21%         2.23%
                                           ================================================================
Net investment loss ...................       (0.68)%       (0.66)%       (0.72)%       (0.40)%       (0.33)%
                                           ================================================================
===========================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $ 91,693      $130,954      $142,522      $152,598      $149,575
                                           ================================================================
Portfolio turnover ....................          97%           95%           96%           97%          181%
                                           ================================================================

                                                                      Investor C
                                           ----------------------------------------------------------------
                                                                  Year Ended June 30,
                                           ----------------------------------------------------------------
                                             2008          2007          2006          2005          2004
===========================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $  27.15      $  24.25      $  22.40      $  19.81     $  16.07
                                           ---------------------------------------------------------------
Net investment loss 1 .................       (0.16)        (0.16)        (0.17)        (0.08)       (0.05)
Net realized and unrealized gain (loss)       (0.28) 2       5.94 2        3.59 2        2.67 2       3.83
                                           ---------------------------------------------------------------
Net increase (decrease) from
  investment operations ...............       (0.44)         5.78          3.42          2.59         3.78
                                           ---------------------------------------------------------------
Dividends and distributions from:
    Net investment income .............       (0.06)           --            --            -- 3      (0.04)
    Net realized gain .................       (4.15)        (2.88)        (1.57)           --           --
                                           ---------------------------------------------------------------
Total dividends and distributions .....       (4.21)        (2.88)        (1.57)           -- 3      (0.04)
                                           ---------------------------------------------------------------
Net asset value, end of year ..........    $  22.50      $  27.15      $  24.25      $  22.40     $  19.81
                                           ===============================================================
===========================================================================================================
Total Investment Return 4
-----------------------------------------------------------------------------------------------------------
Based on net asset value ..............       (2.19)%       26.79%        15.62%        13.08%       23.57%
                                           ===============================================================
===========================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------
Total expenses ........................        2.21%         2.21%         2.25%         2.21%        2.23%
                                           ===============================================================
Net investment loss ...................       (0.64)%       (0.63)%       (0.69)%       (0.40)%      (0.27)%
                                           ===============================================================
===========================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $470,280      $518,216      $418,363      $331,059     $218,841
                                           ===============================================================
Portfolio turnover ....................          97%           95%           96%           97%         181%
                                           ===============================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Amount is less than $(0.01) per share.
4     Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.


18          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

Financial Highlights (concluded)

                                                                                  Class R
                                                      ----------------------------------------------------------------
                                                                             Year Ended June 30,
                                                      ----------------------------------------------------------------
                                                        2008          2007          2006          2005          2004
======================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...............    $  27.94      $  24.83      $  22.85      $  20.16      $  16.42
                                                      ----------------------------------------------------------------
Net investment income (loss) 1 ...................       (0.05)        (0.04)        (0.03)         0.04          0.16
Net realized and unrealized gain (loss) ..........       (0.30) 2       6.10 2        3.65 2        2.70 2        3.82
                                                      ----------------------------------------------------------------
Net increase (decrease) from investment operations       (0.35)         6.06          3.62          2.74          3.98
                                                      ----------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (0.20)           --            --         (0.05)        (0.24)
    Net realized gain ............................       (4.21)        (2.95)        (1.64)           --            --
                                                      ----------------------------------------------------------------
Total dividends and distributions ................       (4.41)        (2.95)        (1.64)        (0.05)        (0.24)
                                                      ----------------------------------------------------------------
Net asset value, end of year .....................    $  23.18      $  27.94      $  24.83      $  22.85      $  20.16
                                                      ================================================================
======================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................       (1.77)%       27.42%        16.22%        13.67%        24.42%
                                                      ================================================================
======================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------
Total expenses ...................................        1.81%         1.73%         1.71%         1.65%         1.63%
                                                      ================================================================
Net investment income (loss) .....................       (0.20)%       (0.15)%       (0.11)%        0.19%         0.83%
                                                      ================================================================
======================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000) ....................    $ 46,275      $ 33,662      $ 23,568      $ 12,212      $  4,179
                                                      ================================================================
Portfolio turnover ...............................          97%           95%           96%           97%          181%
                                                      ================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.

See Notes to Financial Statements.


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          19

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Global SmallCap Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long position) or ask (short position) price; if no bid or ask price is available, the prior day's price will be used unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter ("OTC") options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

o Options -- The Fund may purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).


20          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

      A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Short Sales: When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. When the Fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. The Fund is required to repay the counterparty any dividends or interest received on the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized, upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective December 31, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remain open for the years ended June 30, 2005 through June 30, 2007. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          21

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Fund recorded a bank overdraft which resulted from estimates of available cash.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.85% of the average value of the Fund's net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the year ended June 30, 2008, the Fund reimbursed the Advisor $24,800, for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund has entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                                    Distribution
                                                    Service Fee         Fee
--------------------------------------------------------------------------------
Investor A ........................................    0.25%             --
Investor B ........................................    0.25%           0.75%
Investor C ........................................    0.25%           0.75%
Class R ...........................................    0.25%           0.25%
--------------------------------------------------------------------------------


22          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the year ended June 30, 2008, the affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A Shares, which totaled $401,704 and affiliates received contingent deferred sales charges of $96,230 and $55,857 relating to transactions in Investor B and Investor C Shares, respectively. These amounts include payments to Hilliards Lyons, which was considered an affiliate for a portion of the year. Furthermore, affiliates received contingent deferred sales charges of $3,527 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of June 30, 2008, the Fund loaned securities with a value of $57,354,207 to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the year ended June 30, 2008, BIM received $254,926 in securities lending agent fees.

In addition, MLPF&S received $606,840 in commissions on the execution of portfolio security transactions for the Fund for the year ended June 30, 2008.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended June 30, 2008, the Fund paid $2,453,791 in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Fund's transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended June 30, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional .................................................    $ 5,005
Investor A ....................................................    $ 8,123
Investor B ....................................................    $ 3,876
Investor C ....................................................    $11,888
Class R .......................................................    $   632
--------------------------------------------------------------------------------

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2008 were $1,272,085,771 and $1,441,007,946, respectively.

Transactions in options written for the year ended June 30, 2008 were as follows:

--------------------------------------------------------------------------------
                                                                      Premiums
Call Options Written                                  Contracts       Received
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of year ............................             --              --
Options written ................................          7,386     $ 4,084,942
Options closed .................................         (3,989)       (782,662)
Options expired ................................           (592)       (493,399)
                                                    ---------------------------
Outstanding call options written,
  end of year ..................................          2,805     $ 2,808,881
                                                    ===========================


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          23

4. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of 0.06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the year ended June 30, 2008.

5. Commitments:

At June 30, 2008, the Fund had entered into foreign exchange contracts under which it had agreed to purchase and sell various foreign currencies with approximate values of $8,785,000 and $3,275,000, respectively.

6. Income Tax Information:

Reclassification: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $892,862 has been reclassified between accumulated net realized gain and accumulated net investment loss as a result of permanent differences attributable to gains from the sale of stock of passive foreign investment companies and foreign currency transactions. The reclassification has no effect on net assets or net asset values per share.

The tax character of distributions paid during the fiscal years ended June 30, 2008 and June 30, 2007 was as follows:

--------------------------------------------------------------------------------
                                                      6/30/2008       6/30/2007
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..............................    $ 94,796,664    $ 16,838,590
  Net long-term capital gains ..................     131,799,584     126,623,152
                                                    ----------------------------
Total taxable distributions ....................    $226,596,248    $143,461,742
                                                    ============================

As of June 30, 2008, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Net undistributed ordinary income .............................    $  2,933,927
Net undistributed long-term capital gains .....................      94,879,607
                                                                   ------------
Total net undistributed earnings ..............................      97,813,534
Net unrealized gains ..........................................     140,162,864*
                                                                   ------------
Total net accumulated earnings ................................    $237,976,398
                                                                   ============

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the deferral of post-October passive foreign investment company losses for tax purposes and the timing of income recognition on partnership interests.


24          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

Notes to Financial Statements (concluded)

7. Capital Share Transactions:

Transactions in common stock for each class were as follows:

                                                                          Year Ended                          Year Ended
                                                                         June 30, 2008                       June 30, 2007
                                                                -------------------------------------------------------------------
                                                                    Shares            Amount            Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................      4,731,841     $ 122,650,275         3,449,842     $  91,450,548
Shares issued to shareholders in reinvestment of dividends
  and distributions ..........................................      2,205,883        57,683,519         1,496,616        35,335,549
                                                                -------------------------------     -------------------------------
Total issued .................................................      6,937,724       180,333,794         4,946,458       126,786,097
Shares redeemed ..............................................     (4,668,644)     (120,441,102)       (4,552,293)     (118,012,979)
                                                                -------------------------------     -------------------------------
Net increase .................................................      2,269,080     $  59,892,692           394,165     $   8,773,118
                                                                ===============================     ===============================
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares ...............      3,864,190     $  95,563,922         2,947,992     $  75,930,223
Shares issued to shareholders in reinvestment of dividends
  and distributions ..........................................      1,825,450        47,131,354         1,260,953        29,463,629
                                                                -------------------------------     -------------------------------
Total issued .................................................      5,689,640       142,695,276         4,208,945       105,393,852
Shares redeemed ..............................................     (3,563,083)      (90,235,404)       (3,728,774)      (96,209,751)
                                                                -------------------------------     -------------------------------
Net increase .................................................      2,126,557     $  52,459,872           480,171     $   9,184,101
                                                                ===============================     ===============================
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................        254,522     $   6,310,737           447,665     $  11,128,610
Shares issued to shareholders in reinvestment of distributions        681,940        16,969,452           623,739        14,085,578
                                                                -------------------------------     -------------------------------
Total issued .................................................        936,462        23,280,189         1,071,404        25,214,188
Shares redeemed and automatic conversion of shares ...........     (1,697,021)      (41,675,519)       (2,122,813)      (52,336,222)
                                                                -------------------------------     -------------------------------
Net decrease .................................................       (760,559)    $ (18,395,330)       (1,051,409)    $ (27,122,034)
                                                                ===============================     ===============================
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................      3,694,837     $  88,841,367         4,371,783     $ 107,039,268
Shares issued to shareholders in reinvestment of dividends
  and distributions ..........................................      3,155,476        76,488,950         2,126,220        47,104,306
                                                                -------------------------------     -------------------------------
Total issued .................................................      6,850,313       165,330,317         6,498,003       154,143,574
Shares redeemed ..............................................     (5,042,446)     (121,212,452)       (4,664,232)     (114,566,975)
                                                                -------------------------------     -------------------------------
Net increase .................................................      1,807,867     $  44,117,865         1,833,771     $  39,576,599
                                                                ===============================     ===============================
-----------------------------------------------------------------------------------------------------------------------------------
Class R
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................      1,214,158     $  30,518,717           563,135     $  14,316,603
Shares issued to shareholders in reinvestment of dividends
  and distributions ..........................................        263,876         6,568,394           134,572         3,054,866
                                                                -------------------------------     -------------------------------
Total issued .................................................      1,478,034        37,087,111           697,707        17,371,469
Shares redeemed ..............................................       (686,550)      (16,827,806)         (441,997)      (11,213,628)
                                                                -------------------------------     -------------------------------
Net increase .................................................        791,484     $  20,259,305           255,710     $   6,157,841
                                                                ===============================     ===============================

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          25

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock Global SmallCap Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Global SmallCap Fund, Inc. (the "Fund")as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Global SmallCap Fund, Inc. as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
August 25, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Global SmallCap Fund, Inc. during the fiscal year ended June 30, 2008:

------------------------------------------------------------------------------------------------------------------------
Record Date                                                                    September 17, 2007      December 11, 2007
Payable Date                                                                   September 19, 2007      December 13, 2007
------------------------------------------------------------------------------------------------------------------------
Qualified Dividend Income for Individuals* ................................          25.70%                  23.38%
Dividends Qualifying for the Dividends Received Deduction for Corporations*           5.17%                   3.03%
Short-Term Capital Gain Dividends for Non-U.S. Residents** ................          12.91%                 100.00%
------------------------------------------------------------------------------------------------------------------------

* The Fund hereby designates the percentages indicated above or the maximum amount allowable by law.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for non-resident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $1.637027 per share to shareholders of record on September 17, 2007 and $0.906600 per share to shareholders of record on December 11, 2007.


26          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (the "Board," the members of which are referred to as "Directors") of BlackRock Global SmallCap Fund, Inc. (the "Fund") met in April and June 2008 to consider the approval of the Fund's investment advisory agreement (the "Advisory Agreement") with BlackRock Advisors, LLC (the "Adviser"), the Fund's investment adviser. The Board also considered the approval of the Fund's subadvisory agreement (the "Subadvisory Agreement") between the Adviser and BlackRock Investment Management, LLC (the "Subadviser"). The Adviser and the Subadviser are referred to herein as "BlackRock." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements."

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"). The Directors are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Director. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates (the "Transaction"), the Fund entered into the Advisory Agreement with an initial two-year term and the Adviser entered into the Subadvisory Agreement with the Subadviser with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of the Agreements' respective initial two-year term, the Board is required to consider the continuation of the Fund's Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund's Agreements, including the services and support provided to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions, (e) the Fund's compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agreements. At an in-person meeting held on June 5 - 6, 2008, the Fund's Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meeting, the Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5 - 6, 2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          27

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper ("Peers"); (b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund's shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, allocation of Fund brokerage fees (including the benefits of "soft dollars"), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance -- both including and excluding the effects of the Fund's fees and expenses -- to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund's portfolio management team discussing Fund performance and the Fund's investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally and the Fund's portfolio management team, BlackRock's portfolio trading capabilities, BlackRock's use of technology, BlackRock's commitment to compliance and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock's compensation structure with respect to the Fund's portfolio management team and BlackRock's ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund's performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper's rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund's applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.


28          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

The Fund ranked in the second, third and fourth quartiles on a net basis against its Lipper peer universe for the one-, three- and five-year periods ended December 31, 2007. In considering the Advisory Agreement, the Board expressed its concern with the Fund's longer-term performance but noted that the Fund's management team changed in 2005 and that more recent investment results have been encouraging. There was a discussion of the small size of the Fund's Lipper peer universe. The Board discussed the processes and resources devoted to the management of the Fund with BlackRock's senior management and will continue to monitor the Fund's performance. There was a discussion of the negative impact on performance of investment decisions in respect of specific sectors.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the
Fund: The Board, including the Independent Directors, reviewed the Fund's contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund's total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock's profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board concluded that the Fund's advisory fee structure was reasonable and that it would continue to review fees in connection with future renewals of the Agreements.

D. Economies of Scale: The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund's management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third-party research obtained by soft dollars generated by transactions in the Fund to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution throughout the year.


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          29

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(concluded)

Conclusion

The Board approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors' conclusions may be based in part on their consideration of these arrangements in prior years.


30          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

Officers and Directors

                                                                                              Number of
                                                                                              BlackRock-
                        Position(s)      Length of Time                                       Advised Funds
Name, Address and       Held with        Served as a     Principal Occupation(s)              and Portfolios
Year of Birth           Fund             Director(2)     During Past Five Years               Overseen        Public Directorships
====================================================================================================================================
Non-Interested Directors(1)
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez     Chairman of      Since 2007      Formerly Director, Vice Chairman     37 Funds        ACE Limited (insur-
40 East 52nd Street     the Board,                       and Chief Financial Officer of USX   104 Portfolios  ance company);
New York, NY 10022      Director and                     Corporation (energy and steel                        Eastman Chemical
1944                    Member of                        business) from 1991 to 2001.                         Company (chemical);
                        the Audit                                                                             RTI International
                        Committee                                                                             Metals, Inc. (metals);
                                                                                                              TYCO Electronics
                                                                                                              (electronics)
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss           Vice Chairman    Since 2007      Managing Director, FGW Associates    37 Funds        Watson
40 East 52nd Street     of the Board,                    (consulting and investment company)  104 Portfolios  Pharmaceutical Inc.
New York, NY 10022      Chairman of                      since 1997; Director, Michael J.
1941                    the Audit                        Fox Foundation for Parkinson's
                        Committee                        Research since 2000; Formerly
                        and Director                     Director of BTG International Plc
                                                         (a global technology
                                                         commercialization company) from
                                                         2001 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
James H. Bodurtha       Director         Since 2007      Director, The China Business Group,   37 Funds        None
40 East 52nd Street                                      Inc. (consulting firm) since 1996     104 Portfolios
New York, NY 10022                                       and formerly Executive Vice
1944                                                     President thereof from 1996 to
                                                         2003; Chairman of the Board,
                                                         Berkshire Holding Corporation since
                                                         1980.
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond           Director         Since 2007      Formerly Trustee and Member of the   37 Funds        None
40 East 52nd Street                                      Governance Committee, State Street   104 Portfolios
New York, NY 10022                                       Research Mutual Funds from 1997 to
1946                                                     2005; Formerly Board Member of
                                                         Governance, Audit and Finance
                                                         Committee, Avaya Inc. (computer
                                                         equipment) from 2003 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Donald W. Burton        Director         Since 2007      Managing General Partner, The        37 Funds        Knology, Inc.
40 East 52nd Street                                      Burton Partnership, LP (an           104 Portfolios  (telecommunica-
New York, NY 10022                                       investment partnership) since 1979;                  tions); Capital
1944                                                     Managing General Partner, The South                  Southwest (financial)
                                                         Atlantic Venture Funds since 1983;
                                                         Member of the Investment Advisory
                                                         Council of the Florida State Board
                                                         of Administration from 2001 to
                                                         2007.
------------------------------------------------------------------------------------------------------------------------------------
Honorable               Director         Since 2007      Partner and Head of International    37 Funds        UPS Corporation
Stuart E. Eizenstat                                      Practice, Covington and Burling      104 Portfolios  (delivery service)
40 East 52nd Street                                      (law firm) since 2001;
New York, NY 10022                                       International Advisory Board
1943                                                     Member, The Coca Cola Company since
                                                         2002; Advisory Board Member BT
                                                         Americas (telecommunications) since
                                                         2004; Member of the Board of
                                                         Directors, Chicago Climate Exchange
                                                         (environmental) since 2006; Member
                                                         of the International Advisory Board
                                                         GML (energy) since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Froot        Director         Since 2007      Professor, Harvard University since  37 Funds        None
40 East 52nd Street                                      1992.                                104 Portfolios
New York, NY 10022
1957
------------------------------------------------------------------------------------------------------------------------------------
John F. O'Brien         Director         Since 2007      Trustee, Woods Hole Oceanographic    37 Funds        Cabot Corporation
40 East 52nd Street                                      Institute since 2003; Formerly       104 Portfolios  (chemicals); LKQ
New York, NY 10022                                       Director, Allmerica Financial                        Corporation (auto
1943                                                     Corporation from 1995 to 2003;                       parts manufactur-
                                                         Formerly Director, ABIOMED from                      ing); TJX Companies,
                                                         1989 to 2006; Formerly Director,                     Inc. (retailer)
                                                         Ameresco, Inc. (energy solutions
                                                         company) from 2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          31

                                                                                              Number of
                                                                                              BlackRock-
                        Position(s)      Length of Time                                       Advised Funds
Name, Address           Held with        Served as a     Principal Occupation(s)              and Portfolios
and Year of Birth       Fund             Director(2)     During Past Five Years               Overseen        Public Directorships
====================================================================================================================================
Non-Interested Directors (1) (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Roberta Cooper Ramo     Director         Since 2007      Shareholder, Modrall, Sperling,      37 Funds        None
40 East 52nd Street                                      Roehl, Harris & Sisk, P.A. (law      104 Portfolios
New York, NY 10022                                       firm) since 1993; Chairman of the
1942                                                     Board, Cooper's Inc. (retail) since
                                                         2000; Director of ECMC Group
                                                         (service provider to students,
                                                         schools and lenders) since 2001;
                                                         President Elect, The American Law
                                                         Institute (non-profit), 2007;
                                                         Formerly President, American Bar
                                                         Association from 1995 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo Reid         Director         Since 2004      Self-employed consultant since       37 Funds        None
40 East 52nd Street                                      2001; Director and Secretary, SCB,   104 Portfolios
New York, NY 10022                                       Inc. (holding company) since 1998;
1945                                                     Director and Secretary, SCB
                                                         Partners, Inc. (holding company)
                                                         since 2000; Formerly Director,
                                                         Covenant House (non-profit) from
                                                         2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
David H. Walsh          Director         Since 2007      Director, National Museum of         37 Funds        None
40 East 52nd Street                                      Wildlife Art since 2007; Director,   104 Portfolios
New York, NY 10022                                       Ruckleshaus Institute and Haub
1941                                                     School of Natural Resources at the
                                                         University of Wyoming since 2006;
                                                         Director, The American Museum of
                                                         Fly Fishing since 1997; Formerly
                                                         Consultant with Putnam Investments
                                                         from 1993 to 2003; Formerly
                                                         Director, The National Audubon
                                                         Society from 1998 to 2005.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West         Director and     Since 1994      Dean Emeritus, New York              37 Funds        Bowne & Co., Inc.
40 East 52nd Street     Member of                        University's Leonard N. Stern        104 Portfolios  (financial printers);
New York, NY 10022      the Audit                        School of Business Administration                    Vornado Realty
1938                    Committee                        since 1995.                                          Trust (real estate
                                                                                                              company);
                                                                                                              Alexander's Inc. (real
                                                                                                              estate company)
                        ------------------------------------------------------------------------------------------------------------
                        (1)   Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                        (2)   Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc.
                              ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund's board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since
                              1995; Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E. Eizenstat since 2001; Kenneth
                              A. Froot since 2005; Robert M. Hernandez since 1996; John F. O'Brien since 2004; Roberta Cooper Ramo since 2000; Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since 1998; and
                              Richard R. West since 1978.


32          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

                                                                                              Number of
                                                                                              BlackRock-
                        Position(s)      Length of Time                                       Advised Funds
Name, Address           Held with        Served as a     Principal Occupation(s)              and Portfolios
and Year of Birth       Fund             Director        During Past Five Years               Overseen        Public Directorships
====================================================================================================================================
Interested Directors(1)
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis        Director         Since 2007      Managing Director, BlackRock, Inc.   185 Funds       None
40 East 52nd Street                                      since 2005; Formerly Chief           295 Portfolios
New York, NY 10022                                       Executive Officer, State Street
1945                                                     Research & Management Company from
                                                         2000 to 2005; Formerly Chairman of
                                                         the Board of Trustees, State Street
                                                         Research Mutual Funds from 2000 to
                                                         2005; Formerly Chairman, SSR Realty
                                                         from 2000 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink        Director         Since 2007      Chairman and Chief Executive         37 Funds        None
40 East 52nd Street                                      Officer of BlackRock, Inc. since     104 Portfolios
New York, NY 10022                                       its formation in 1998 and of
1952                                                     BlackRock, Inc.'s predecessor
                                                         entities since 1988 and Chairman of
                                                         the Executive and Management
                                                         Committees; Formerly Managing
                                                         Director, The First Boston
                                                         Corporation, Member of its
                                                         Management Committee, Co-head of
                                                         its Taxable Fixed Income Division
                                                         and Head of its Mortgage and Real
                                                         Estate Products Group; Chairman of
                                                         the Board of several of BlackRock's
                                                         alternative investment vehicles;
                                                         Director of several of BlackRock's
                                                         offshore funds; Member of the Board
                                                         of Trustees of New York University,
                                                         Chair of the Financial Affairs
                                                         Committee and a member of the
                                                         Executive Committee, the Ad Hoc
                                                         Committee on Board Governance, and
                                                         the Committee on Trustees;
                                                         Co-Chairman of the NYU Hospitals
                                                         Center Board of Trustees, Chairman
                                                         of the Development/ Trustee
                                                         Stewardship Committee and Chairman
                                                         of the Finance Committee; Trustee,
                                                         The Boys' Club of New York.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay            Director         Since 2007      Consultant, BlackRock, Inc. since    184 Funds       None
40 East 52nd Street                                      2007; Formerly Managing Director,    294 Portfolios
New York, NY 10022                                       BlackRock, Inc. from 1989 to 2007;
1947                                                     Formerly Chief Administrative
                                                         Officer, BlackRock Advisors, LLC
                                                         from 1998 to 2007; Formerly
                                                         President of BlackRock Funds and
                                                         BlackRock Bond Allocation Target
                                                         Shares from 2005 to 2007 and
                                                         Treasurer of certain closed-end
                                                         funds in the BlackRock fund complex
                                                         from 1989 to 2006.
                        ------------------------------------------------------------------------------------------------------------
                        (1)   Messrs. Davis, Fink and Gabbay are all "interested persons," as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          33

Officers and Directors (concluded)

                        Position(s)      Length of
Name, Address and       Held with        Time
Year of Birth           Fund             Served          Principal Occupation(s) During Past Five Years
====================================================================================================================================
Fund Officers(1)
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke         Fund             Since 2007      Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director
40 East 52nd Street     President and                    of Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset
New York, NY 10022      Chief Executive                  Management, L.P. ("FAM") in 2006; First Vice President thereof from 1997 to
1960                    Officer                          2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from
                                                         1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley        Vice President   Since 2007      Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of
40 East 52nd Street                                      BlackRock's U.S. Retail Group since 2006; Head of BlackRock's Mutual Fund
New York, NY 10022                                       Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and
1962                                                     from 1988 to 2000, most recently as First Vice President and Operating
                                                         Officer of the Mergers and Acquisitions Group.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews         Chief            Since 2007      Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice
40 East 52nd Street     Financial                        President and Line of Business Head of Fund Accounting and Administration
New York, NY 10022      Officer                          at PFPC Inc. from 1992 to 2006.
1966
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife             Treasurer        Since 2007      Managing Director of BlackRock, Inc. since 2007 and Director in 2006;
40 East 52nd Street                                      Formerly Assistant Treasurer of the MLIM/FAM-advised Funds from 2005 to
New York, NY 10022                                       2006; Director of MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan       Chief            Since 2007      Chief Compliance Officer of the BlackRock-advised Funds since 2007;
40 East 52nd Street     Compliance                       Anti-Money Laundering Officer of the BlackRock-advised Funds since 2007;
New York, NY 10022      Officer of                       Managing Director and Senior Counsel of BlackRock, Inc. since 2005;
1959                    the Fund                         Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000; Formerly
                                                         Senior Counsel of The PNC Bank Corp. from 1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff          Secretary        Since 2007      Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
40 East 52nd Street                                      BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman
New York, NY 10022                                       Sachs Asset Management, L.P. from 1993 to 2006.
1965
                        ------------------------------------------------------------------------------------------------------------
                        (1)   Officers of the Fund serve at the pleasure of the Board of Directors.
                        ------------------------------------------------------------------------------------------------------------
                        Further information about the Fund's Officers and Directors is available in the Fund's Statement of
                        Additional Information, which can be obtained without charge by calling (800) 441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent

PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019


34          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          35

Availability of Additional Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund votes proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.


36          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008          37

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


38          BLACKROCK GLOBAL SMALLCAP FUND, INC.         JUNE 30, 2008

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock Global SmallCap Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #18177-6/08

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Ronald W. Forbes (term ended, effective November 1, 2007)
            Robert M. Hernandez (term began, effective November 1, 2007)
            Fred G. Weiss (term began, effective November 1, 2007)
            Richard R. West

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

-----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
-----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Global      $35,300      $37,000           $0            $0           $6,100        $6,100          $1,049         $1,042
SmallCap Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

(1) The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
(2) The nature of the services include tax compliance, tax advice and tax planning.
(3) The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                  Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
            Entity Name                           Year End           Year End
            --------------------------------------------------------------------
            BlackRock Global
            SmallCap Fund, Inc.                   $294,649          $2,968,042
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $287,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Global SmallCap Fund, Inc.

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Global SmallCap Fund, Inc.

Date: August 22, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Global SmallCap Fund, Inc.

Date: August 22, 2008